Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,950,000.00
Previously Paid Amount	0.00
Total Fee Amount	451.65
Total Offset Amount	0.00
Net Fee	451.65
Narrative - Max Aggregate Offering Price	$ 2,950,000.00
Final Prospectus	true